Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Estimated Useful Lives for Various Asset

The estimated useful lives for the various asset categories are as follows:

1) Land and Land Improvements	Non-depreciating asset
2) Buildings	25 Years
3) Furniture and Fixtures	5 Years
4) Computer Equipment and Software	5 Years or term of license
5) Other Equipment	5 Years
6) Vehicles	5 Years
7) Leasehold Improvements	Lesser of estimated useful life of the asset (generally 15 years unless established otherwise) or the remaining term of the lease, including renewal options in the lease that are reasonably assured of exercise